Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Summary of Basic and Diluted Loss Per Share
The calculation of basic and diluted loss per share for the years ended 31 December 2023, 2022, and 2021 is as follows (in thousands, except for share and per share amounts):

	2023	2022	2021
Earnings
Loss for the year	(551,731)	(513,580)	(101,504)
Number of shares
Weighted average number of ordinary shares outstanding	227,256,469	197,721,710	110,673,309
Basic and diluted loss per share	(2.43)	(2.60)	(0.92)